Financial risk management (Schedule of detailed information about maturity of convertible debentures and derivative liabilities) (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	$ 3,792,064	$ 2,452,402
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	3,792,064	2,452,402
Derivative liabilities	641,299	787,081
Debenture payable	38,001	40,207
Liquidity risk [Member] | Less than three months [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	2,440,840	1,609,762
Derivative liabilities	162,380	238,802
Debenture payable	0	0
Liquidity risk [Member] | Three to six months [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	1,204,783	842,451
Derivative liabilities	257,933	414,602
Debenture payable	0	0
Liquidity risk [Member] | Six to twelve months [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	146,441	189
Derivative liabilities	220,986	133,677
Debenture payable	$ 38,001	$ 40,207